Intangible Assets (Details 1) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2019 (remainder of year)	$ 203,214	$ 812,857
2020	812,857	812,857
2021	812,857	812,857
2022	812,857	812,857
2023	479,524	479,524
Thereafter	417,144	417,144
Total	$ 3,538,453	$ 4,148,096